Balance Sheet Accounts and Supplemental Disclosures (Tables)	6 Months Ended	12 Months Ended
	May 31, 2013	Nov. 30, 2012
Schedule of Fair Value of Financial Instruments

The following are measured at fair value:

	Total	Fair value measurement at May 31, 2013
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$612.2	$612.2	$—	$—

	Total	Fair value measurement at November 30, 2012
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In millions)
Money market funds	$166.0	$166.0	$—	$—

Summary of Cash and Cash Equivalents and Grantor Trust by Investment Type

As of May 31, 2013, a summary of cash and cash equivalents and the grantor trust by investment type is as follows:

	Total	Cash and Cash Equivalents	Money Market Funds
	(In millions)
Cash and cash equivalents	$134.6	$5.4	$129.2
Restricted cash(1)	470.0	—	470.0
Grantor trust (included as a component of other current and noncurrent assets)	13.0	—	13.0

	$617.6	$5.4	$612.2

(1)

As of May 31, 2013, the Company designated $470.0 million as restricted cash related to the cash collateralization of the 7.125% Second-Priority Senior Secured Notes due 2021 (the “7 1/8% Notes”) issued in January 2013 and related interest costs. See Note 6 for additional information.

As of November 30, 2012, a summary of cash and cash equivalents and grantor trust by investment type is as follows:

	Total	Cash and Cash Equivalents	Money Market Funds
	(In millions)
Cash and cash equivalents	$162.1	$9.7	$152.4
Grantor trust	13.6	—	13.6

	$175.7	$9.7	$166.0

Estimated Fair Value and Principal Amount of Long-Term Debt

The estimated fair value and principal amount for the Company’s outstanding debt is presented below:

	Fair Value		Principal Amount
	May 31, 2013	November 30, 2012	May 31, 2013	November 30, 2012
	(In millions)
Term loan	$46.3	$47.5	$46.3	$47.5
7 1/8% Notes	489.9	—	460.0	—
4 1/16% Debentures	318.5	246.0	200.0	200.0
Other debt	1.1	1.2	1.1	1.2

	$855.8	$294.7	$707.4	$248.7

The estimated fair value and principal amount for the Company’s long-term debt is presented below:

	Fair Value		Principal Amount
	November 30, 2012	November 30, 2011	November 30, 2012	November 30, 2011
	(In millions)
Term loan	$47.5	$49.5	$47.5	$50.0
9 1/2% Senior Subordinated Notes (“9 1/2% Notes”)	—	75.1	—	75.0
4 1/16% Convertible Subordinated Debentures (“4 1/16% Debentures”)	246.0	184.0	200.0	200.0
Other debt	1.2	1.4	1.2	1.4

	$294.7	$310.0	$248.7	$326.4

Schedule of Accounts Receivable

b. Accounts Receivable

	May 31, 2013	November 30, 2012
	(In millions)
Billed	$74.1	$49.4
Unbilled	67.2	62.0

Total receivables under long-term contracts	141.3	111.4
Other receivables	0.7	0.1

Accounts receivable	$142.0	$111.5

a.	Accounts Receivable

	As of November 30,
	2012	2011
	(In millions)
Billed	$49.4	$58.1
Unbilled	62.0	48.8

Total receivables under long-term contracts	111.4	106.9

Other receivables	0.1	0.1

Accounts receivable	$111.5	$107.0

Components of Inventories

c. Inventories

	May 31, 2013	November 30, 2012
	(In millions)
Long-term contracts at average cost	$267.4	$256.4
Progress payments	(208.5)	(209.9)

Total long-term contract inventories	58.9	46.5
Work in progress	0.3	0.4

Total other inventories	0.3	0.4

Inventories	$59.2	$46.9

b.	Inventories

	As of November 30,
	2012	2011
	(In millions)
Long-term contracts at average cost	$256.4	$262.4
Progress payments	(209.9)	(213.1)

Total long-term contract inventories	46.5	49.3

Work in progress	0.4	0.2

Total other inventories	0.4	0.2

Inventories	$46.9	$49.5

Schedule of Property, Plant and Equipment

d. Property, Plant and Equipment, net

	May 31, 2013	November 30, 2012
	(In millions)
Land	$29.6	$29.6
Buildings and improvements	159.8	158.5
Machinery and equipment	348.0	343.5
Construction-in-progress including capitalized enterprise resource planning expenditures of $40.4 million and $23.4 million as of May 31, 2013 and November 30, 2012, respectively	52.2	36.9

	589.6	568.5
Less: accumulated depreciation	(433.7)	(424.6)

Property, plant and equipment, net	$155.9	$143.9

c.	Property, Plant and Equipment, net

	As of November 30,
	2012	2011
	(In millions)
Land	$29.6	$32.8
Buildings and improvements	158.5	153.9
Machinery and equipment	343.5	349.0
Construction-in-progress	36.9	17.4

	568.5	553.1
Less: accumulated depreciation	(424.6)	(426.2)

Property, plant and equipment, net	$143.9	$126.9

Schedule of Other Noncurrent Assets, Net

e. Other Noncurrent Assets, net

	May 31, 2013	November 30, 2012
	(In millions)
Deferred financing costs	$19.8	$7.0
Recoverable from the U.S. government for conditional asset retirement obligations	14.6	13.8
Grantor trust	11.8	12.1
Other	16.3	18.2

Other noncurrent assets, net	$62.5	$51.1

e.	Other Noncurrent Assets, net

	As of November 30,
	2012	2011
	(In millions)
Grantor trust	$12.1	$13.3
Recoverable from the U.S. government for conditional asset retirement obligations	13.8	12.3
Deferred financing costs	7.0	8.4
Other	18.2	23.7

Other noncurrent assets, net	$51.1	$57.7

Schedule of Other Current Liabilities

f. Other Current Liabilities

	May 31, 2013	November 30, 2012
	(In millions)
Accrued compensation and employee benefits	$57.9	$49.6
Interest payable	13.0	6.3
Contract loss provisions	5.0	5.7
Legal settlements	2.6	7.0
Other	47.8	34.7

Other current liabilities	$126.3	$103.3

f.	Other Current Liabilities

	As of November 30,
	2012	2011
	(In millions)
Accrued compensation and employee benefits	$49.6	$44.0
Legal settlements	7.0	10.7
Interest payable	6.3	7.9
Contract loss provisions	5.7	4.7
Other	34.7	36.8

Other current liabilities	$103.3	$104.1

Schedule of Other Noncurrent Liabilities

g. Other Noncurrent Liabilities

	May 31, 2013	November 30, 2012
	(In millions)
Conditional asset retirement obligations	$21.4	$20.8
Pension benefits, non-qualified	18.7	18.9
Deferred compensation	9.1	8.4
Deferred revenue	8.3	8.6
Legal settlements	0.3	2.3
Other	9.6	9.5

Other noncurrent liabilities	$67.4	$68.5

g.	Other Noncurrent Liabilities

	As of November 30,
	2012	2011
	(In millions)
Legal settlements	$2.3	$8.3
Conditional asset retirement obligations	20.8	17.8
Deferred revenue	8.6	9.2
Deferred compensation	8.4	7.8
Pension benefits, non-qualified	18.9	16.1
Other	9.5	4.9

Other noncurrent liabilities	$68.5	$64.1

Schedule of Accumulated Other Comprehensive Loss, Net of Income Taxes

h. Accumulated Other Comprehensive Loss, Net of Income Taxes

	May 31, 2013	November 30, 2012
	(In millions)
Actuarial losses, net	$(444.8)	$(491.0)
Prior service credits	4.3	4.7

Accumulated other comprehensive loss, net of income taxes	$(440.5)	$(486.3)

h.	Accumulated Other Comprehensive Loss, Net of Income Taxes

The components of accumulated other comprehensive loss, net of income taxes, related to the Company’s retirement benefit plans are as follows:

	As of November 30,
	2012	2011	2010
	(In millions)
Actuarial losses, net	$(491.0)	$(304.2)	$(285.9)
Prior service credits, net	4.7	4.8	4.7

Accumulated other comprehensive loss	$(486.3)	$(299.4)	$(281.2)

Schedule of Intangible Assets
d.	Intangible Assets

As of November 30, 2012	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Customer related	$10.7	$5.4	$5.3
Acquired technology	18.3	9.7	8.6

Intangible assets	$29.0	$15.1	$13.9

As of November 30, 2011	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(In millions)
Customer related	$10.7	$4.6	$6.1
Acquired technology	18.3	9.0	9.3

Intangible assets	$29.0	$13.6	$15.4

Estimated Amounts that Will be Amortized from Accumulated Other Comprehensive Loss

The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit expense in fiscal 2013 are as follows:

	Pension Benefits	Medical and Life Benefits
	(In millions)
Recognized actuarial losses (gains), net	$94.7	$(2.1)
Recognition of prior service credits, net	—	(0.9)

	$94.7	$(3.0)